Exhibit 99.1

World Omni Auto Receivables Trust 2017-A
Monthly Servicer Certificate
February 28, 2021

Dates Covered
Collections Period	02/01/21 - 02/28/21
Interest Accrual Period	02/16/21 - 03/14/21
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/21	169,127,541.13	18,859
Yield Supplement Overcollateralization Amount 01/31/21	4,240,399.56	0
Receivables Balance 01/31/21	173,367,940.69	18,859
Principal Payments	10,153,604.90	440
Defaulted Receivables	286,715.94	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/21	3,834,034.00	0
Pool Balance at 02/28/21	159,093,585.85	18,397

Pool Statistics	$ Amount	# of Accounts
Pool Factor	11.88%
Prepayment ABS Speed	1.00%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	4,039,061.44	323
Past Due 61-90 days	915,785.72	75
Past Due 91-120 days	140,596.32	18
Past Due 121+ days	0.00	0
Total	5,095,443.48	416

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.13%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.65%
Delinquency Trigger Occurred	NO

Recoveries	372,703.84
Aggregate Net Losses/(Gains) - February 2021	(85,987.90)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.60%
Prior Net Losses Ratio	1.44%
Second Prior Net Losses Ratio	0.43%
Third Prior Net Losses Ratio	0.57%
Four Month Average	0.46%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.25%

Overcollateralization Target Amount	12,853,745.64
Actual Overcollateralization	12,853,745.64
Weighted Average APR	4.07%
Weighted Average APR, Yield Adjusted	6.64%
Weighted Average Remaining Term	23.41

Flow of Funds	$ Amount
Collections	11,753,429.28
Investment Earnings on Cash Accounts	52.93
Servicing Fee (1)	(144,473.28)
Transfer to Collection Account	0.00
Available Funds	11,609,008.93

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	220,008.27
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,033,955.28
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	593,223.71
(10) Collection Account Redeposits	693,000.00

Total Distributions of Available Funds	11,609,008.93

Servicing Fee	144,473.28
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 02/16/21	156,273,795.49
Principal Paid	10,033,955.28
Note Balance @ 03/15/21	146,239,840.21

Class A-1
Note Balance @ 02/16/21	0.00
Principal Paid	0.00
Note Balance @ 03/15/21	0.00
Note Factor @ 03/15/21	0.0000000%

Class A-2a
Note Balance @ 02/16/21	0.00
Principal Paid	0.00
Note Balance @ 03/15/21	0.00
Note Factor @ 03/15/21	0.0000000%

Class A-2b
Note Balance @ 02/16/21	0.00
Principal Paid	0.00
Note Balance @ 03/15/21	0.00
Note Factor @ 03/15/21	0.0000000%

Class A-3
Note Balance @ 02/16/21	26,823,795.49
Principal Paid	10,033,955.28
Note Balance @ 03/15/21	16,789,840.21
Note Factor @ 03/15/21	3.9412770%

Class A-4
Note Balance @ 02/16/21	94,750,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	94,750,000.00
Note Factor @ 03/15/21	100.0000000%

Class B
Note Balance @ 02/16/21	34,700,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	34,700,000.00
Note Factor @ 03/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	288,829.94
Total Principal Paid	10,033,955.28
Total Paid	10,322,785.22

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.10738%
Coupon	0.24738%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	43,141.60
Principal Paid	10,033,955.28
Total Paid to A-3 Holders	10,077,096.88

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2298778
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	7.9859567
Total Distribution Amount	8.2158345

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1012714
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	23.5538856
Total A-3 Distribution Amount	23.6551570

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 02/16/21	3,213,436.41
Investment Earnings	37.86
Investment Earnings Paid	(37.86)
Deposit/(Withdrawal)	-
Balance as of 03/15/21	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$739,835.22	$716,744.63	$1,096,532.20
Number of Extensions	66	58	89
Ratio of extensions to Beginning of Period Receivables Balance	0.43%	0.39%	0.55%

(1)

The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

Such amounts have priority prior to the application of Available Funds.